Salaries and other employee expenses - Summary of movement of compensation costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of share-based payment arrangements [Line Items]
Cost of shares granted	$ 3,700	$ 735	$ 474
Restricted Stocks
Disclosure of share-based payment arrangements [Line Items]
Outstanding at beginning	1,121	821	638
Granted	9,561	1,663	1,114
Compensation cost	(4,493)	(1,363)	(931)
Provision	(1,980)
Forfeited	(26)
Outstanding at end	4,183	1,121	821
Directors | Restricted Stocks
Disclosure of share-based payment arrangements [Line Items]
Outstanding at beginning	1,121	821	638
Granted	2,481	1,663	1,114
Compensation cost	(1,807)	(1,363)	(931)
Provision	0
Forfeited	0
Outstanding at end	1,795	1,121	821
Executives | Restricted Stocks
Disclosure of share-based payment arrangements [Line Items]
Outstanding at beginning	0	0	0
Granted	3,374	0	0
Compensation cost	(1,256)	0	0
Provision	(1,053)
Forfeited	0
Outstanding at end	1,065	0	0
Employees | Restricted Stocks
Disclosure of share-based payment arrangements [Line Items]
Outstanding at beginning	0	0	0
Granted	3,706	0	0
Compensation cost	(1,430)	0	0
Provision	(927)
Forfeited	(26)
Outstanding at end	$ 1,323	$ 0	$ 0